Other Non Current Assets - Additional information (Details) (USD $)	12 Months Ended						11 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Ocean Rig Poseidon (Member)	Dec. 28, 2010 Ocean Rig Corcovado (Member)	Dec. 31, 2010 Ocean Rig Mykonos (Member)	Nov. 22, 2010 Option Contract With Samsung (Member)	Dec. 31, 2010 Option Contract With Samsung (Member)	Dec. 31, 2011 Ocean Rig U D W [Member] numberofoptions	Apr. 02, 2012 Ocean Rig U D W [Member] numberofoptions	May 16, 2011 Ocean Rig U D W [Member] numberofoptions	Dec. 31, 2010 Ocean Rig U D W [Member]	Dec. 31, 2011 Ocean Rig Mykonos and Ocean Rig Poseidon [Member]	Dec. 31, 2011 Upgrades for Drilling rigs [Member]	Dec. 31, 2011 Vessels Working Capital [Member]	Dec. 31, 2011 Loans Reimbusable Fee [Member]
Margin Deposit Assets	$ 33,100,000	$ 78,600,000		$ 39,500,000		$ 39,100,000							$ 33,100,000
Delivery payment for drillships		294,569,000			294,569,000
Number Of Options For Construction Of Drillships							up to 4
Price Per Vessel Drillship							608,000,000
Option for construction of drillships	24,756,000	99,024,000						24,756,000				99,024,000
Option For Future Construction Of Rigs	0	99,024,000	0						30,000,000
Number Of Options Exercised									3
Number of options per addendum											2
Total number of options									6	3	2
Advances for vessel acquisitions / rig under construction	2,221,427,000	890,098,000	129,889,000						74,268,000
Other non-current assets (Note 10)	$ 73,396,000	$ 472,193,000												$ 3,182,000	$ 4,813,000	$ 5,867,000